Goodwill and Identified Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Identified Intangible Assets	Goodwill and Identified Intangible Assets
Goodwill
Goodwill was recorded as a result of the acquisition of the Company in 2014 by funds affiliated with Golden Gate Capital and the acquisitions made by the Company in 2019 of Teckst Inc. and SpeechIQ LLC.
During the fourth quarter of 2021, the Company completed its annual goodwill impairment test. The Company elected to bypass the qualitative assessment and proceed directly to the quantitative impairment test. Based on its quantitative impairment test, the Company’s management concluded that the fair value of the reporting unit was not less than its carrying amount as of October 1, 2021. As such, no impairment charge was recognized. Subsequent to the 2021 annual impairment test, the Company believes there have been no significant events or circumstances negatively affecting the valuation of goodwill. For the years ended December 31, 2021, 2020 and 2019, there was no impairment to the carrying value of the Company’s goodwill.
The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020, are as follows (dollars in thousands):

	December 31, 2021	December 31, 2020
Balance, beginning of period	$47,481	$47,461
Addition	—	20

Balance, end of period	$47,481	$47,481

Identified	Intangible Assets
Intangible assets were acquired in connection with the acquisition of the Company in March 2014 by Golden Gate Capital, and the Company’s acquisition of Teckst Inc., SpeechIQ LLC and BusinessPhone in October 2019, December 2019, and February 2021, respectively.
Amortization expense related to the Company’s identified intangible assets was $4.5 million, $4.2 million and $3.3 million for the years ended December 31, 2021, 2020 and 2019, respectively. On the face of the consolidated statements of operations and comprehensive loss the amortization of technology-based intangible assets is included within cost of revenue, the amortization of marketing-based and customer-based intangible assets are included within sales and marketing expense, and the amortization of the acquired workforce is included within cost of revenue and research and development expense.
Identified intangible assets consisted of the following at December 31, 2021 (dollars in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,253)	$147	1.96
Technology-based	18,300	(15,791)	2,509	2.01
Customer-based	27,700	(10,506)	17,194	8.37
Workforce-based	380	(35)	345	9.10

	$47,780	$(27,585)	$20,195

Identified intangible assets consisted of the following at December 31, 2020 (dollars in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,144)	$256	2.59
Technology-based	18,300	(13,484)	4,816	2.56
Customer-based	22,100	(8,484)	13,616	9.05

	$41,800	$(23,112)	$18,688

Future amortization of identified intangible assets at December 31, 2021 is shown below (dollars in thousands):

As of December 31, 2021	Amount
2022	$3,479
2023	3,189
2024	2,328
2025	2,114
2026 and beyond	9,085

Total future identified intangible asset amortization	$20,195